Income taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes

Note 12 - Income taxes

Income tax benefit and effective income tax rate

The entire income tax benefit of $488,940 and $222,099 for the six months ended June 30, 2025 and 2024, respectively, was allocated to loss from continuing operations, and solely related to refundable income tax credits for research and development (“R&D”) permitted in the United Kingdom (“UK”).

The following schedule summarizes the principal differences between income tax benefit at the UK statutory income tax rate and the consolidated effective income tax rate reflected in the condensed consolidated financial statements:

	June 30,
	2025	2024
UK Federal income tax rate	25.0%	25.0%
Valuation allowance	(18.9)	(18.9)
Change in UK statutory income tax rate	-	0
Nondeductible expense	(5.1)	(5.1)
R&D expenditures	0.9	0.9
Foreign income tax rate differential	(1.0)	(1.0)
	0.9%	0.9%

The reconciliation of the consolidated effective income tax rates is based on the UK statutory income tax rates of 25.0% for the six months ended June 30, 2025, and 2024. The Parent Company is domiciled in the UK, and therefore, the consolidated effective income tax rate reconciliation is based on the UK income tax rates rather than the statutory income tax rates in the United States.

The Company’s estimate of income tax benefit for the six months ended June 30, 2025 and 2024 is based on the actual effective tax rate for the year-to-date periods as management believes it is the best estimate of the annual effective tax rate. Management expects the annual effective tax rate to vary due to the amount of eligible research and development refundable tax credits in the United Kingdom compared to the magnitude of revenue growth and resulting income or losses in the countries where the ecommerce platform has launched.

REDCLOUD HOLDINGS PLC NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 12 - Income taxes (continued)

Deferred income taxes – valuation allowance

Management evaluates the realizability of its net deferred income tax assets to determine if a valuation allowance is required. Management assesses whether a valuation allowance should be established based on the consideration of all available evidence using a “more-likely-than-not” standard, with significant weight being given to evidence that can be objectively verified. Since the Company operates in multiple jurisdictions, we assess the need for a valuation allowance on a jurisdiction-by-jurisdiction basis, considering the effects of local tax law.

At June 30, 2025 and December 31, 2024, management evaluated the realizability of its net deferred income tax assets to determine if a full valuation allowance was required. Based on Management’s assessment, management determined that the UK Parent and each of its foreign subsidiaries, have a recent history of significant cumulative pre-tax losses, that were experienced by the UK Parent and each of its foreign subsidiaries’ commencement of operations through June 30, 2025, and December 31, 2024. As a result of the significant weight of this negative evidence, management believes it is more likely than not that the Company’s net deferred income tax assets will not be fully realizable, and therefore management provided for a full valuation allowance against all its net deferred income tax assets.

Uncertain tax positions

At June 30, 2025 and December 31, 2024, the Company did not record any unrecognized income tax positions related to uncertain tax positions.

Note 13 - Income taxes

Income Tax Benefit (Expense) and Effective Income Tax Rate

The entire income tax benefit of $1,851,038 and $402,184 during the years ended December 31, 2024 and 2023, respectively, results from the UK R&D tax credit incentive and was allocated to loss from continuing operations.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 13 - Income taxes (continued)

Income tax benefit consists of the following:

	December 31, 2024	December 31, 2023
Current foreign
United Kingdom (“UK”)	$1,851,038	$402,184
Deferred foreign
Loss carryforwards	7,581,029	5,939,949
Change in UK statutory tax rate	-	2,405,268
Income tax provision to return adjustments	1,027,496	36,730
Other	615,516	(68,641)
Valuation allowance	(9,224,041)	(8,313,306)
	-	-
Deferred foreign - other comprehensive Income (loss)
Foreign currency translation adjustments	(947,349)	(4,266)
Valuation allowance	947,349	4,266
	-	-
Total income tax benefit	$1,851,038	$402,184

Loss before income taxes related to our operations consists of:

	December 31, 2024	December 31, 2023
Foreign
Corporate - UK	$(38,256,788)	$(24,721,521)
Nigeria	(1,379,201)	(4,660,081)
Portugal	(3,416,096)	(2,157,245)
Argentina	(5,723,728)	122,665
South Africa	(3,018,902)	(1,170,841)
Other foreign entities	(772,019)	(201,056)
Total loss before income taxes	$(52,566,734)	$(32,788,079)

The following schedule summarizes the principal differences between income tax benefit at the UK statutory income tax rate and the effective income tax rate reflected in the consolidated financial statements:

	December 31,	December 31,
	2024	2023
UK Federal income tax rate	25.0%	23.5%
Valuation allowance	(18.1)	(25.4)
Change in UK statutory income tax rate	-	7.3
Change in Fair Value	(2.8)	-
Loss on Debt Extinguishment	(2.1)	-
Nondeductible expense	(1.5)	(3.5)
R&D expenditures	-	-
Foreign income tax rate differential	(0.7)	(0.7)
Other true ups	3.7	-
	3.5%	1.2%

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 13 - Income taxes (continued)

The reconciliation of the consolidated effective income tax rate is based on the UK statutory income tax rates of 25% and 23.5% for the years ended December 31, 2024 and 2023, respectively. The Parent Company is domiciled in the UK, and therefore, the consolidated effective income tax rate reconciliation is based on the UK income tax rates rather than the statutory income tax rates in the United States.

Deferred Income Taxes - Overall

The income tax affects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities consist of the following:

(in thousands)	December 31, 2024	December 31, 2023
Deferred income tax assets:
Loss carryforwards
UK	$18,727,082	$15,136,289
Argentina	1,367,756	138,716
Nigeria	1,217,743	1,352,159
Portugal	88,983	462,072
Other foreign entities	492,391	55,893
Total loss carryforwards	21,893,955	17,145,129
Compensation (2)	338,501	53,596
Interest expense carryover (2)	2,500,175	-
Accruals & Reserves (3)	32,179	-
Valuation allowance	(24,287,585)	(16,010,893)

Total deferred income tax assets	477,225	1,187,832

Deferred income tax liabilities
Intangible assets - R&D (2)	(328,874)	(1,156,044)
Property, plant, and equipment (2)	(148,339)	(31,788)
Other (1)	(12)
Total deferred income tax liabilities	(477,225)	(1,187,832)
Net deferred income tax assets (liabilities)	$-	$-

(1)	Pertains to company’s operations located in Nigeria.
(2)	Pertains to company’s operations located in the UK.
(3)	Pertains to company’s operations located in the UK and South Africa.

At December 31, 2024, the Company’s gross loss carryforwards totaled $89.8 million, with related income tax benefits of $21.9 million. Of the $89.8 million, the Company’s gross loss carryforwards related to the following income tax jurisdictions: (i) $74.9 million – UK; (ii) $4.1 million – Nigeria; (iii) $0.4 million – Portugal; (iv) $4.1 million – South Africa; (v) $5.5 million – Argentina; and (vi) other foreign entities - $0.8 million. The Company’s loss carryforwards do not expire, except for loss carryforwards associated with our operations located in Argentina, which such expiration period is five years, and expiration dates ranging from calendar 2026 through calendar 2029.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 13 - Income taxes (continued)

Deferred Income Taxes – Valuation Allowance

Management evaluates the realizability of its net deferred income tax assets to determine if a valuation allowance is required. Management assesses whether a valuation allowance should be established based on the consideration of all available evidence using a “more-likely-than-not” standard, with significant weight being given to evidence that can be objectively verified. Since the company operates in multiple jurisdictions, we assess the need for a valuation allowance on a jurisdiction-by-jurisdiction basis, considering the effects of local tax law.

At December 31, 2024, and 2023, Management evaluated the realizability of its net deferred income tax assets to determine if a full valuation allowance was required. Based on Management’s assessment, Management determined that the UK Parent and each of its foreign subsidiaries, have a recent history of significant cumulative pre-tax losses, that were experienced from the UK Parent and each foreign subsidiaries’ commencement of operations through December 31, 2024. As a result of the significant weight of this negative evidence, we believe it is more likely than not that the Company’s net deferred income tax assets will not be fully realizable, and therefore Management provided for a full valuation allowance against all its net deferred income tax assets.

A summary of the change in the valuation allowances against the Company’s net deferred income tax assets for calendar years 2024 and 2023, follows:

	2024	2023
Beginning balance, January 1	$16,010,893	$7,701,853
Change in valuation allowance associated with foreign currency translation adjustments during the current year	(947,349)	(4,266)
Change in valuation allowance associated with current year earnings	9,224,041	8,313,306
Change in estimate during current year	-	-
Ending balance, December 21	$24,287,585	$16,010,893

Deferred Income Taxes – Undistributed Earnings

At December 31, 2024, and 2023, the Company asserted that earnings and profits from its foreign subsidiaries will be indefinitely reinvested and not repatriated to the UK Parent due to liquidity constraints for each of its foreign subsidiaries. As of December 31, 2024, and 2023, cash, cash equivalents and restricted cash related to the Company’s foreign subsidiaries outside the United Kingdom totaled $184,218 and $221,189 respectively. Accordingly, a deferred income tax liability related to undistributed earnings and profits was not recorded as of December 31, 2024, and 2023, respectively.

Uncertain Tax Positions

At December 31, 2024, and 2023, the Company did not record any unrecognized income tax positions related to uncertain tax positions. The Company’s policy is to record interest and penalties from unrecognized tax benefits as interest expense and other expense, respectively.

The Company’s UK Parent and foreign subsidiaries’ income tax returns that have been filed by the Company, are subject to statute of limitation periods ranging from 3 years to 6 years from the date the respective tax year’s income tax return was filed.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 13 - Income taxes (continued)

Accordingly, (i) UK income tax returns filed by the Company remain subject to examination for income tax year 2021 and subsequent; (ii) Nigerian income tax returns filed by the Company remain subject to examination for income tax year 2023 and subsequent; Portuguese income tax returns filed by the Company remain subject to examination for tax year 2024 and subsequent, (iv) Argentinian income tax returns filed by the Company remain subject to examination for tax year 2020 and subsequent; and (v) all other foreign entity returns filed by the Company remain subject to examination for tax years ranging from 2022-2024 and subsequent. However, to the extent allowed by law, the taxing authorities may have the right to examine tax years where NOLs were generated and carried forward, and to make adjustments to the NOL carryforward amounts. The Company is not currently under examination by any jurisdiction.